Related Party Consulting Agreements (Details)		1 Months Ended				6 Months Ended
	Oct. 31, 2020 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Jun. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Mr. Hellmann [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee						$ 0
Bonus amount				$ 56,000
CHG BioVenture SA [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee | SFr	SFr 17,500
Bonus annual fee percentage	15.00%
Other transaction percentage	1.00%
Related party description						the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.
Mr. Konofal [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee					$ 2,000		$ 121,709
Ms. Lambertson [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee						$ 7,700	112,375
Ms. Sommer [Member]
Related Party Consulting Agreements [Line Items]
Services cost		$ 4,756	SFr 4,400
Additional hour rate		$ 270	SFr 250
Exceeding hours per month		20 hours	20 hours
Mr. Curatolo [Member]
Related Party Consulting Agreements [Line Items]
Services cost		$ 16,000
General and Administrative Expense [Member] | CHG BioVenture SA [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee						66,914	64,378
General and Administrative Expense [Member] | Mr. Hellmann [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee							66,665
General and Administrative Expense [Member] | Ms. Lambertson [Member]
Related Party Consulting Agreements [Line Items]
Services cost		$ 12,500
General and Administrative Expense [Member] | Ms. Sommer [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee						0	39,363
General and Administrative Expense [Member] | Mr. Curatolo [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee						0	$ 96,000
Research and Development Expense [Member] | Mr. Konofal [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee						$ 63,473
Chief Executive Officer [Member]
Related Party Consulting Agreements [Line Items]
Services cost				$ 160,000